Financial Instruments	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Financial Instruments

23. Financial Instruments

Capital management

The Company’s objectives when managing share capital, reserves, and accumulated losses, which represents the group’s capital, are to:

●	safeguard their ability to continue as a going concern, so that they can continue to provide returns for shareholders and benefits for other stakeholders; and

●	sustain future product development.

Financial risk management

The Company’s activities expose it to a variety of financial risks: market risk (primarily currency risk), credit risk, and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimise potential adverse effects on the financial performance of the Group. The Group uses different methods to measure different types of risk to which it is exposed. These methods include sensitivity analysis in the case of foreign exchange risk and aging analysis for credit risk.

Financial risk management is carried out by the Chief Financial Officer (CFO) and overseen by the Board of Directors.

Market Risk

Foreign exchange risk

Foreign exchange risk arises when future commercial transactions and recognised assets and liabilities are denominated in a currency that is not the entity’s functional currency. The risk is measured using sensitivity analysis and cash flow forecasting. The Group operates internationally and is exposed to foreign exchange risk arising primarily from currency exposures to the NZ Dollar, Euro, and US Dollar.

The Company’s financial results are reported in AU dollar and a substantial portion of our operating revenues and expenses are reported in AU dollar. Revenue and expenses recorded in local currency other that AU dollar are where practical received in to and paid out of local currency bank accounts mitigating the Company’s exposure to foreign currency risk.

Credit risk

Credit risk arises from cash and cash equivalents, derivative financial instruments and deposits with banks and financial institutions, as well as credit exposures to customers, including outstanding receivables and committed transactions.

The Company has no significant concentrations of credit risk. For banks and financial institutions, only independently rated and reputable parties are accepted. The Company has policies in place to ensure that sales of products and services are made to customers in advance of the products and service being provided The maximum exposure to credit risk at the reporting date is the carrying amount of the financial assets recognised in the statement of financial position.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

Liquidity risk

Liquidity risk arises from the Company’s management of cash and working capital. It is the risk that the Company will encounter difficulty in meeting its financial obligations as they fall due. The Company’s policy is to ensure that it will always have sufficient cash to allow it to meet its liabilities as and when they fall due. The Company manages its liquidity needs by carefully monitoring scheduled debt servicing payments for long-term financial liabilities as well as cash-outflows due in day-to-day business.

Remaining contractual maturities

The following tables detail the Company’s remaining contractual maturity for its financial instrument liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid. The tables include both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the statement of financial position.

Consolidated 2025	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Remaining contractual maturities

Non - Derivative
Non-interest bearing		-	-	-	-
Trade and other payables	-	4,020,235	-	-	4,020,235
Interest bearing – fixed rate		-	-	-	-
Lease liability	3.5%	102,956	-	-	102,956
Total Non - Derivative		4,123,191	-	-	4,123,191
Total Derivative		4,123,191	-	-	4,123,191

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

Consolidated 2024	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Remaining contractual maturities

Non - Derivative					-
Non-interest bearing		-	-	-	-
Trade and other payables	-	1,991,536	-	-	1,991,536
Interest bearing – fixed rate		-	-	-	-
Financial liability – host debt		-	-	-	-
Lease liability	3.5%	135,680	46,240	35,267	217,187
Total non - derivative		2,127,216	46,240	35,267	2,208,723
Derivative		-	-	-	-
Derivative liability		-	-	-	-
Total Derivative		2,127,216	46,240	35,267	2,208,723

The cash flows in the maturity analysis above are not expected to occur significantly earlier than contractually disclosed above.

Fair value estimation

The fair value of financial assets and financial liabilities must be estimated for recognition and measurement or for disclosure purposes. The carrying value less impairment provision of trade receivables and payables are assumed to approximate their fair values due to their short-term nature. The fair value of financial liabilities approximates their carrying values.